Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000015968 | SEI Daily Income Trust Short-Duration Government Fund8853111
Holdings [Line Items]
Percent of Total Investments	29.20%
C000015968 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853118
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015968 | SEI Institutional Managed Trust Conservative Income Fund8853096
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015968 | SEI Institutional Managed Trust Core Fixed Income Fund8853115
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015968 | SEI Institutional Managed Trust Global Managed Volatility Fund8853107
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015968 | SEI Daily Income Trust Government Fund, Institutional Class8853131
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853123
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Real Return Fund8853127
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Income Fund8853120
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015968 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF8853100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015968 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015969 | SEI Daily Income Trust Short-Duration Government Fund8853111
Holdings [Line Items]
Percent of Total Investments	29.20%
C000015969 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853118
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015969 | SEI Institutional Managed Trust Conservative Income Fund8853096
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015969 | SEI Institutional Managed Trust Core Fixed Income Fund8853115
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015969 | SEI Institutional Managed Trust Global Managed Volatility Fund8853107
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015969 | SEI Daily Income Trust Government Fund, Institutional Class8853131
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853123
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Real Return Fund8853127
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Income Fund8853120
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015969 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF8853100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015969 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015961 | SEI Daily Income Trust Government Fund, Institutional Class8853125
Holdings [Line Items]
Percent of Total Investments	80.70%
C000015961 | SEI Institutional Managed Trust High Yield Bond Fund8853130
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015961 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015964 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853175
Holdings [Line Items]
Percent of Total Investments	17.10%
C000015964 | SEI Institutional Managed Trust Core Fixed Income Fund8853167
Holdings [Line Items]
Percent of Total Investments	14.60%
C000015964 | SEI Daily Income Trust Short-Duration Government Fund8853163
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015964 | SEI Institutional Managed Trust Conservative Income Fund8853139
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015964 | SEI Institutional Managed Trust Global Managed Volatility Fund8853150
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015964 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853182
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015964 | SEI Institutional Managed Trust Multi-Asset Income Fund8853179
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015964 | SEI Daily Income Trust Ultra Short Duration Bond Fund8853136
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Institutional Managed Trust Real Return Fund8853186
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Exchange-Traded Funds Select International Equity ETF8853159
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015964 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093799 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853175
Holdings [Line Items]
Percent of Total Investments	17.10%
C000093799 | SEI Institutional Managed Trust Core Fixed Income Fund8853167
Holdings [Line Items]
Percent of Total Investments	14.60%
C000093799 | SEI Daily Income Trust Short-Duration Government Fund8853163
Holdings [Line Items]
Percent of Total Investments	14.10%
C000093799 | SEI Institutional Managed Trust Conservative Income Fund8853139
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093799 | SEI Institutional Managed Trust Global Managed Volatility Fund8853150
Holdings [Line Items]
Percent of Total Investments	9.20%
C000093799 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853182
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093799 | SEI Institutional Managed Trust Multi-Asset Income Fund8853179
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093799 | SEI Daily Income Trust Ultra Short Duration Bond Fund8853136
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Institutional Managed Trust Real Return Fund8853186
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Exchange-Traded Funds Select International Equity ETF8853159
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093799 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015965 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853175
Holdings [Line Items]
Percent of Total Investments	17.10%
C000015965 | SEI Institutional Managed Trust Core Fixed Income Fund8853167
Holdings [Line Items]
Percent of Total Investments	14.60%
C000015965 | SEI Daily Income Trust Short-Duration Government Fund8853163
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015965 | SEI Institutional Managed Trust Conservative Income Fund8853139
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015965 | SEI Institutional Managed Trust Global Managed Volatility Fund8853150
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015965 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853182
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015965 | SEI Institutional Managed Trust Multi-Asset Income Fund8853179
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015965 | SEI Daily Income Trust Ultra Short Duration Bond Fund8853136
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Institutional Managed Trust Real Return Fund8853186
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Exchange-Traded Funds Select International Equity ETF8853159
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015965 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015959 | SEI Institutional Managed Trust High Yield Bond Fund8853140
Holdings [Line Items]
Percent of Total Investments	33.00%
C000015959 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8853144
Holdings [Line Items]
Percent of Total Investments	31.40%
C000015959 | SEI Daily Income Trust Government Fund, Institutional Class8853148
Holdings [Line Items]
Percent of Total Investments	20.00%
C000015959 | SEI Institutional Managed Trust Real Estate Fund8853137
Holdings [Line Items]
Percent of Total Investments	15.60%
C000015959 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015956 | SEI Institutional Managed Trust Core Fixed Income Fund8853196
Holdings [Line Items]
Percent of Total Investments	19.10%
C000015956 | SEI Institutional Managed Trust Global Managed Volatility Fund8853177
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015956 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853206
Holdings [Line Items]
Percent of Total Investments	9.70%
C000015956 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853184
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015956 | SEI Daily Income Trust Short-Duration Government Fund8853194
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015956 | SEI Exchange-Traded Funds Select International Equity ETF8853191
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015956 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853213
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015956 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF8853158
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015956 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853188
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015956 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF8853161
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015956 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093798 | SEI Institutional Managed Trust Core Fixed Income Fund8853196
Holdings [Line Items]
Percent of Total Investments	19.10%
C000093798 | SEI Institutional Managed Trust Global Managed Volatility Fund8853177
Holdings [Line Items]
Percent of Total Investments	12.30%
C000093798 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853206
Holdings [Line Items]
Percent of Total Investments	9.70%
C000093798 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853184
Holdings [Line Items]
Percent of Total Investments	9.30%
C000093798 | SEI Daily Income Trust Short-Duration Government Fund8853194
Holdings [Line Items]
Percent of Total Investments	6.80%
C000093798 | SEI Exchange-Traded Funds Select International Equity ETF8853191
Holdings [Line Items]
Percent of Total Investments	5.20%
C000093798 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853213
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093798 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF8853158
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093798 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853188
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093798 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF8853161
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093798 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015957 | SEI Institutional Managed Trust Core Fixed Income Fund8853196
Holdings [Line Items]
Percent of Total Investments	19.10%
C000015957 | SEI Institutional Managed Trust Global Managed Volatility Fund8853177
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015957 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8853206
Holdings [Line Items]
Percent of Total Investments	9.70%
C000015957 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853184
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015957 | SEI Daily Income Trust Short-Duration Government Fund8853194
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015957 | SEI Exchange-Traded Funds Select International Equity ETF8853191
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015957 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853213
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015957 | SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF8853158
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015957 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853188
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015957 | SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF8853161
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015957 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015963 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8853215
Holdings [Line Items]
Percent of Total Investments	46.00%
C000015963 | SEI Institutional Managed Trust High Yield Bond Fund8853208
Holdings [Line Items]
Percent of Total Investments	18.00%
C000015963 | SEI Daily Income Trust Government Fund, Institutional Class8853219
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015963 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8853211
Holdings [Line Items]
Percent of Total Investments	10.50%
C000015963 | SEI Institutional International Trust International Equity Fund8853200
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015963 | SEI Institutional Managed Trust Real Estate Fund8853204
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015963 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015946 | SEI Exchange-Traded Funds Select International Equity ETF8853244
Holdings [Line Items]
Percent of Total Investments	21.60%
C000015946 | SEI Institutional Managed Trust Large Cap Fund8853262
Holdings [Line Items]
Percent of Total Investments	13.20%
C000015946 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853236
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015946 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853254
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015946 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853240
Holdings [Line Items]
Percent of Total Investments	8.90%
C000015946 | SEI Institutional Managed Trust Core Fixed Income Fund8853251
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015946 | SEI Exchange-Traded Funds Select Small Cap ETF8853248
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015946 | SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF8853224
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015946 | SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF8853229
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015946 | SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF8853226
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015946 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093796 | SEI Exchange-Traded Funds Select International Equity ETF8853244
Holdings [Line Items]
Percent of Total Investments	21.60%
C000093796 | SEI Institutional Managed Trust Large Cap Fund8853262
Holdings [Line Items]
Percent of Total Investments	13.20%
C000093796 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853236
Holdings [Line Items]
Percent of Total Investments	11.90%
C000093796 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853254
Holdings [Line Items]
Percent of Total Investments	9.20%
C000093796 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853240
Holdings [Line Items]
Percent of Total Investments	8.90%
C000093796 | SEI Institutional Managed Trust Core Fixed Income Fund8853251
Holdings [Line Items]
Percent of Total Investments	7.50%
C000093796 | SEI Exchange-Traded Funds Select Small Cap ETF8853248
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093796 | SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF8853224
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093796 | SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF8853229
Holdings [Line Items]
Percent of Total Investments	6.10%
C000093796 | SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF8853226
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093796 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015947 | SEI Exchange-Traded Funds Select International Equity ETF8853244
Holdings [Line Items]
Percent of Total Investments	21.60%
C000015947 | SEI Institutional Managed Trust Large Cap Fund8853262
Holdings [Line Items]
Percent of Total Investments	13.20%
C000015947 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853236
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015947 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853254
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015947 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853240
Holdings [Line Items]
Percent of Total Investments	8.90%
C000015947 | SEI Institutional Managed Trust Core Fixed Income Fund8853251
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015947 | SEI Exchange-Traded Funds Select Small Cap ETF8853248
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015947 | SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF8853224
Holdings [Line Items]
Percent of Total Investments	6.20%
C000015947 | SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF8853229
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015947 | SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF8853226
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015947 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015958 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8853245
Holdings [Line Items]
Percent of Total Investments	56.10%
C000015958 | SEI Institutional International Trust International Equity Fund8853234
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015958 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8853241
Holdings [Line Items]
Percent of Total Investments	13.90%
C000015958 | SEI Institutional Managed Trust High Yield Bond Fund8853237
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015958 | SEI Institutional International Trust Emerging Markets Debt Fund8853230
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015958 | SEI Institutional International Trust Emerging Markets Equity Fund8853249
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015958 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015966 | SEI Institutional Managed Trust Core Fixed Income Fund8853291
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015966 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853276
Holdings [Line Items]
Percent of Total Investments	12.10%
C000015966 | SEI Exchange-Traded Funds Select International Equity ETF8853283
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015966 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853309
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015966 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853294
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015966 | SEI Institutional Managed Trust Large Cap Fund8853302
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015966 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853279
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015966 | SEI Institutional Managed Trust Global Managed Volatility Fund8853270
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015966 | SEI Exchange-Traded Funds Select Small Cap ETF8853287
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015966 | SEI Institutional International Trust Emerging Markets Debt Fund8853272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015966 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015967 | SEI Institutional Managed Trust Core Fixed Income Fund8853291
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015967 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853276
Holdings [Line Items]
Percent of Total Investments	12.10%
C000015967 | SEI Exchange-Traded Funds Select International Equity ETF8853283
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015967 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853309
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015967 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853294
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015967 | SEI Institutional Managed Trust Large Cap Fund8853302
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015967 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853279
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015967 | SEI Institutional Managed Trust Global Managed Volatility Fund8853270
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015967 | SEI Exchange-Traded Funds Select Small Cap ETF8853287
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015967 | SEI Institutional International Trust Emerging Markets Debt Fund8853272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015967 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8853060
Holdings [Line Items]
Percent of Total Investments	56.10%
C000015960 | SEI Institutional International Trust International Equity Fund8853053
Holdings [Line Items]
Percent of Total Investments	16.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8853057
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015960 | SEI Institutional Managed Trust High Yield Bond Fund8853055
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015960 | SEI Institutional International Trust Emerging Markets Debt Fund8853051
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015960 | SEI Institutional International Trust Emerging Markets Equity Fund8853062
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015960 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015954 | SEI Institutional Managed Trust Core Fixed Income Fund8853099
Holdings [Line Items]
Percent of Total Investments	14.40%
C000015954 | SEI Exchange-Traded Funds Select International Equity ETF8853092
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015954 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853086
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015954 | SEI Institutional Managed Trust Large Cap Fund8853110
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015954 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853117
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015954 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853102
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015954 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853089
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015954 | SEI Exchange-Traded Funds Select Small Cap ETF8853095
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015954 | SEI Institutional International Trust Emerging Markets Debt Fund8853082
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015954 | SEI Institutional Managed Trust High Yield Bond Fund8853106
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015954 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093797 | SEI Institutional Managed Trust Core Fixed Income Fund8853099
Holdings [Line Items]
Percent of Total Investments	14.40%
C000093797 | SEI Exchange-Traded Funds Select International Equity ETF8853092
Holdings [Line Items]
Percent of Total Investments	13.80%
C000093797 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853086
Holdings [Line Items]
Percent of Total Investments	12.00%
C000093797 | SEI Institutional Managed Trust Large Cap Fund8853110
Holdings [Line Items]
Percent of Total Investments	7.90%
C000093797 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853117
Holdings [Line Items]
Percent of Total Investments	7.10%
C000093797 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853102
Holdings [Line Items]
Percent of Total Investments	6.60%
C000093797 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853089
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093797 | SEI Exchange-Traded Funds Select Small Cap ETF8853095
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093797 | SEI Institutional International Trust Emerging Markets Debt Fund8853082
Holdings [Line Items]
Percent of Total Investments	4.20%
C000093797 | SEI Institutional Managed Trust High Yield Bond Fund8853106
Holdings [Line Items]
Percent of Total Investments	4.20%
C000093797 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015955 | SEI Institutional Managed Trust Core Fixed Income Fund8853099
Holdings [Line Items]
Percent of Total Investments	14.40%
C000015955 | SEI Exchange-Traded Funds Select International Equity ETF8853092
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015955 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8853086
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015955 | SEI Institutional Managed Trust Large Cap Fund8853110
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015955 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8853117
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015955 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8853102
Holdings [Line Items]
Percent of Total Investments	6.60%
C000015955 | SEI Exchange-Traded Funds Select Emerging Markets Equity ETF8853089
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015955 | SEI Exchange-Traded Funds Select Small Cap ETF8853095
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015955 | SEI Institutional International Trust Emerging Markets Debt Fund8853082
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015955 | SEI Institutional Managed Trust High Yield Bond Fund8853106
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015955 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015962 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8853084
Holdings [Line Items]
Percent of Total Investments	56.10%
C000015962 | SEI Institutional International Trust International Equity Fund8853073
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015962 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8853080
Holdings [Line Items]
Percent of Total Investments	13.90%
C000015962 | SEI Institutional Managed Trust High Yield Bond Fund8853077
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015962 | SEI Institutional International Trust Emerging Markets Debt Fund8853069
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015962 | SEI Institutional International Trust Emerging Markets Equity Fund8853088
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015962 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%